History, Organization and Business Combination Narrative (Details) - $ / shares						12 Months Ended
	Mar. 04, 2026	May 08, 2025	Nov. 26, 2024	Aug. 13, 2019	Sep. 20, 2016	Dec. 31, 2025	Dec. 31, 2024	Feb. 24, 2026	May 01, 2025
Class of Stock [Line Items]
Ordinary shares, par value						$ 0.001	$ 0.001		$ 0.001
Subsidiary, Sale of Stock [Line Items]
Percentage of ownership after transaction		82.10%
Aspen Insurance Holdings Limited
Class of Stock [Line Items]
Business acquisition, share price						$ 37.50
Aspen Insurance Holdings Limited | Subsequent Event
Class of Stock [Line Items]
Ordinary shares, par value								$ 1.00
IPO
Subsidiary, Sale of Stock [Line Items]
Number of sale of shares in IPO		13,250,000
Over-Allotment Option
Subsidiary, Sale of Stock [Line Items]
Number of sale of shares in IPO		1,987,500
5.625% Preference Shares (AHL PRD)
Class of Stock [Line Items]
Preference shares, rate					5.625%	5.625%
5.625% Preference Shares (AHL PRD) | Subsequent Event
Class of Stock [Line Items]
Preference shares, rate	5.625%
5.625% Preference Shares (AHL PRE)
Class of Stock [Line Items]
Preference shares, rate				5.625%		5.625%
5.625% Preference Shares (AHL PRE) | Subsequent Event
Class of Stock [Line Items]
Preference shares, rate	5.625%
7.00% Preference Shares, rep by Dep Shares (AHL PRF)
Class of Stock [Line Items]
Preference shares, rate			7.00%			7.00%	7.00%
7.00% Preference Shares, rep by Dep Shares (AHL PRF) | Subsequent Event
Class of Stock [Line Items]
Preference shares, rate	7.00%